Deposits - Summary of fair value and changes in fair value of structured note liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of fair value measurements of structured note liabilities [Abstract]
Fair value	$ 26,305	$ 22,665
Notional amount due at contractual maturity	32,507	22,448
Change in fair value recorded in the Consolidated Statement of Income	4,617	(1,310)
Change in fair value due to own credit risk recorded in OCI (before tax)	1,653	(240)
Cumulative change in fair value due to own credit risk recorded in AOCI (before tax)	$ 1,245	$ (408)